CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Cash dividends paid, per share of common stock	$ 0.24	$ 0.28	$ 0.18	$ 0.18